Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Estimated Useful Lives of Plant and Equipment
Asset	Useful Life
Buildings and improvements	40-50 years
Transportation equipment	5-10 years
Machinery	10 years
Office equipment	5 years
Furniture	5 years

Intangible Assets Expected Useful Economic Lives
Useful Life
Proprietary technology relating to sewage, municipal solid waste treatment and tail gas purification	20 years
Proprietary technology relating to low energy consumption data transmission system	20 years
Large region environmental management system	10 years
Mobile web management system	10 years
Database management system	10 years
Pollution reduction checking assistant	10 years
Water pollution control infrastructure	10 years
Land use right	50 years
Know-how	8-10 years
Contract backlog	1 year